CONSOLIDATED STATEMENT COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Comprehensive Loss
Net loss	$ (2,131,396)	$ (1,032,788)
Other comprehensive loss
Reclassification adjustment on disposal of subsidiary		4,104
Total comprehensive loss	$ (2,131,396)	$ (1,028,684)